Accumulated Other Comprehensive Loss, Net of Tax (Accumuulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Net foreign currency translation adjustment
Net foreign currency translation adjustment, beginning balance	$ (14)	$ (34)	$ (80)
Net foreign currency translation adjustment, Net current year other comprehensive income (loss), net of tax and noncontrolling interest	(177)	20	46
Net foreign currency translation adjustment, Amounts reclassified from accumulated other comprehensive income	0	0	0
Net foreign currency translation adjustment, ending balance	(191)	(14)	(34)
Pension funding adjustment
Pension funding adjustment, beginning balance	(714)	(831)	(675)
Pension funding adjustment, Other comprehensive (loss) income before reclassifications	(216)	75	(189)
Pension funding adjustment, Amounts reclassified from accumulated other comprehensive income	37	42	33
Pension funding adjustment, Net current year other comprehensive income (loss), net of tax and noncontrolling interest	(179)	117	(156)
Pension funding adjustment, ending balance	(893)	(714)	(831)
Net unrealized gain on derivative instruments
Net unrealized gain on derivative instruments, beginning balance	35	15	11
Net unrealized gain on derivative instruments, Other comprehensive (loss) income before reclassifications	(25)	23	11
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income	8	(3)	(7)
Net unrealized gain on derivative instruments, Net current year other comprehensive income (loss), net of tax and noncontrolling interest	(17)	20	4
Net unrealized gain on derivative instruments, ending balance	18	35	15
Total
Accumulated other comprehensive loss, net of tax, beginning balance	(693)	(850)	(744)
Accumulated other comprehensive loss, net of tax, Other comprehensive (loss) income before reclassifications	(418)	118	(132)
Accumulated other comprehensive loss, net of tax, Amounts reclassified from accumulated other comprehensive income	45	39	26
Comprehensive income attributable to Willis Group Holdings, Net of tax amount	(373)	157	(106)
Accumulated other comprehensive loss, net of tax, ending balance	$ (693)	$ (850)	$ (744)	$ (1,066)